Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accrued license fees		$ 748	$ 1,183
Accrued payroll and related costs		1,367	705
Accrued income taxes		457	956
Value-added taxes (VAT) and other taxes payable		414	124
Product warranty reserves		554	117
Liability for uncertain tax positions		416	264
Other		480	276
Accrued expenses and other current liabilities	$ 4,660	$ 4,436	$ 3,625